Discontinued operations (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax	SFr 0	SFr 0	SFr (9)	SFr 0	SFr 6
Operations-related
Income/(loss) from discontinued operations
Net revenues			12		24
Operating expenses			12		28
Income tax expense/(benefit)			0		1
Income/(loss) from discontinued operations, net of tax			0		(5)
Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			9		41
Gain/(loss) on disposal					91
Income tax expense/(benefit)			0		39
Income/(loss) from discontinued operations, net of tax			(9)		11
PBWM Germany
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			(9)		(41)
PBWM Germany | Operations-related
Income/(loss) from discontinued operations
Net revenues			12		20
Operating expenses			12		26
Income tax expense/(benefit)			0		0
Income/(loss) from discontinued operations, net of tax			0		(6)
PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			9		35
Income/(loss) from discontinued operations, net of tax			(9)		(35)
CFIG
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax					49
CFIG | Operations-related
Income/(loss) from discontinued operations
Net revenues					0
Operating expenses					0
Income tax expense/(benefit)					0
Income/(loss) from discontinued operations, net of tax					0
CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses					0
Gain/(loss) on disposal					91
Income tax expense/(benefit)					42
Income/(loss) from discontinued operations, net of tax					49
Bank
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			SFr (9)		SFr 6